Securities, Amortized Cost and Fair Value of Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized cost of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 103,224
Due in one to five years	72,385
Due in five to ten years	0
Due after ten years	0
Agency mortgage-backed securities, residential	105,961
Amortized Cost	281,570	$ 176,919
Fair Value of Available-for-sale Securities by Contractual Maturity [Abstract]
Due in one year or less	103,074
Due in one to five years	70,844
Due in five to ten years	0
Due after ten years	0
Agency mortgage-backed securities, residential	94,202
Estimated Fair Value	268,120	162,258
Debt Securities, Held-to-maturity, Maturity, Amortized Cost, Net [Abstract]
Due in one year or less	1,336
Due in one to five years	2,736
Due in five to ten years	998
Due after ten years	1,980
Agency mortgage-backed securities, residential	0
Amortized Cost	7,050	7,988
Debt Securities, Held-to-maturity, Maturity, Fair Value [Abstract]
Due in one year or less	1,317
Due in one to five years	2,567
Due in five to ten years	834
Due after ten years	1,702
Agency mortgage-backed securities, residential	0
Estimated Fair Value	$ 6,420	$ 7,390